Performance Management - Opportunistic Small Cap Portfolio	Nov. 05, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]

As of the Effective Date, the following index is added to the Average Annual Total Returns table in the sections "Performance" in the summary prospectus and "Fund Summary – Performance" in the prospectus:

Performance [Table]

Average Annual Total Returns (as of 12/31/24)
	1 Year	5 Years	10 Years
Russell 2000® Value Index reflects no deductions for fees, expenses or taxes	8.05%	7.29%	7.14%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/24)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductionsfor fees, expenses or taxes